SCHEDULE OF INVESTMENTS
Thornburg Municipal Managed Account Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 94.9%
	Alabama — 13.4%
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series D-1, 5.50% due 6/1/2049 (put 2/1/2029)	$150,000	$ 158,278
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 12/1/2030	250,000	263,223
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.85% due 8/1/2037 (put 2/1/2025)	250,000	249,916
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	300,000	322,821
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), 5.00% due 6/1/2049 (put 5/1/2032)	250,000	263,118
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	250,000	264,508
	Arizona — 2.7%
[a]	Chandler (Intel Corp.) IDA AMT, 4.10% due 12/1/2037 (put 6/15/2028)	150,000	149,845
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, 5.00% due 7/1/2048	150,000	152,405
	California — 6.0%
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series A-1, 5.00% due 5/1/2054 (put 4/1/2032)	250,000	265,256
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	150,000	167,129
[a]	California Municipal Finance Authority (Republic Services, Inc.) AMT, Series B, 4.15% due 7/1/2051 (put 1/15/2025)	250,000	249,993
	Connecticut — 1.3%
	Connecticut Housing Finance Authority (Green Bond), Series B, 4.65% due 11/15/2048	150,000	148,349
	Florida — 7.1%
[b]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	145,000	150,965
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	100,000	100,758
	County of Broward Airport System Revenue AMT, 5.00% due 10/1/2042	150,000	151,637
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2042	150,000	151,070
[b]	Florida Development Finance Corp. (SFP - Tampa I LLC), Series A1, 5.25% due 6/1/2054	250,000	254,058
	Georgia — 4.2%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	100,000	102,055
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 5.00% due 5/1/2054 (put 9/1/2031)	200,000	211,544
[a]	Series B, 5.00% due 7/1/2053 (put 3/1/2030)	150,000	157,601
	Illinois — 2.6%
	State of Illinois GO, Series B, 4.00% due 11/1/2038 - 11/1/2039	300,000	290,152
	Indiana — 0.9%
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 4.20% due 5/1/2028 (put 3/3/2025)	100,000	99,310
	Iowa — 1.5%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	150,000	168,696
	Kentucky — 4.0%
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	150,000	149,423
	Kentucky Housing Corp. (FHLMC, FNMA, GNMA), Series A, 4.35% due 7/1/2044	150,000	145,979
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group), Series A, 5.00% due 10/1/2033	150,000	152,527
	Louisiana — 0.9%
[b]	Louisiana Local Government Environmental Facilities & Community Development Auth (Christwood Obligated Group), 5.25% due 11/15/2053	100,000	99,148
	Michigan — 5.5%
	City of Detroit GO, Series C, 6.00% due 5/1/2043	250,000	279,157
	Michigan State (HUD) HDA, Series A, 4.70% due 10/1/2054	150,000	144,716
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	200,000	201,464
	Missouri — 0.9%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2054	100,000	102,625
	Nevada — 2.2%
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	250,000	252,330
	New Hampshire — 1.6%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	175,000	180,767
	New Jersey — 2.9%
	New Jersey Higher Education Student Assistance Authority AMT, Series C, 5.25% due 12/1/2054	140,000	143,435
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	175,000	179,877
	New Mexico — 7.0%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	250,000	252,508
	New Mexico Educational Assistance Foundation AMT, Series 1A, 5.00% due 9/1/2029	150,000	157,068
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2049	150,000	139,061
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C, 4.60% due 9/1/2044	250,000	248,709
	North Carolina — 2.8%
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2054	165,000	167,884
	North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group), Series 2024B-1, 4.25% due 10/1/2028	150,000	150,632

SCHEDULE OF INVESTMENTS, Continued
Thornburg Municipal Managed Account Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	North Dakota — 1.8%
	City of Horace GO,
	Series C,
	4.75% due 5/1/2044	$100,000	$ 99,916
	5.00% due 5/1/2050	100,000	100,731
	Ohio — 1.3%
[a]	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series C, 1.50% due 2/1/2026 (put 11/4/2025)	155,000	149,599
	Pennsylvania — 1.3%
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2031	145,000	148,650
	South Dakota — 1.3%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), 5.00% due 9/1/2040	150,000	152,564
	Tennessee — 3.2%
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2044	200,000	210,330
	Tennessee (Green Bond) HDA, Series 2A, 4.70% due 7/1/2053	150,000	149,665
	Texas — 5.8%
	Clifton Higher Education Finance Corp. (YES Prep Public Schools, Inc.) (PSF-GTD), 4.25% due 4/1/2048	150,000	146,638
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	150,000	151,332
[a]	Mission Economic Development Corp. (Waste Management, Inc.) AMT, Series A, 4.125% due 5/1/2046 (put 3/3/2025)	200,000	199,574
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	150,000	158,116
	Utah — 4.1%
[b]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	200,000	200,679
[b]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	120,000	110,908
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2049	150,000	152,527
	Virginia — 1.8%
	Virginia HDA, Series D, 4.70% due 8/1/2048	200,000	200,978
	Washington — 1.8%
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A FN, 4.55% due 8/1/2043	100,000	96,932
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	100,000	108,179
	West Virginia — 3.5%
	West Virginia (Kentucky Power Co.) EDA AMT,
[a]	1.00% due 1/1/2041 (put 9/1/2025)	105,000	102,306
[a]	Series 2014-A, 4.70% due 4/1/2036 (put 6/17/2026)	290,000	293,195
	Wisconsin — 1.5%
	Wisconsin Housing & EDA (Flats at Bishops Woods LP) (FNMA), Series E, 4.75% due 6/1/2043	175,000	175,466
	Total Long-Term Municipal Bonds — 94.9% (Cost $10,564,055)		10,748,282

	SHORT-TERM INVESTMENTS — 2.8%
	Municipal Bonds — 2.8%
	New York — 1.8%
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), 4.05% due 6/15/2043 (put 1/2/2025)	$210,000	$ 210,000
	Texas — 1.0%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.30% due 4/1/2040 (put 1/2/2025)	110,000	110,000
	Total Municipal Bonds — 2.8% (Cost $320,000)		320,000
	Mutual Fund — 0.0%
c	State Street Institutional Treasury Money Market Fund, Premier Class, 4.40%	1,503	1,503
	Total Mutual Fund — 0.0% (Cost $1,503)		1,503
	Total Short-Term Investments — 2.8% (Cost $321,503)		321,503
	Total Investments — 97.7% (Cost $10,885,558)		$11,069,785
	Other Assets Less Liabilities — 2.3%		259,578
	Net Assets — 100.0%		$11,329,363

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Municipal Managed Account Fund	December 31, 2024 (Unaudited)

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $1,024,695, representing 9.04% of the Fund’s net assets.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2024.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
EDA	Economic Development Authority
FHA	Insured by Federal Housing Administration
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
PSF-GTD	Guaranteed by Permanent School Fund
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Municipal Managed Account Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Municipal Managed Account Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.